SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended				12 Months Ended			12 Months Ended
	Apr. 25, 2010	Oct. 30, 2011	Oct. 31, 2010 charge	Oct. 25, 2009	Dec. 05, 2010 Numerator Common stock	Dec. 05, 2010 Denominator Common stock	Oct. 31, 2010 Before stock split	Oct. 25, 2009 Before stock split	May 26, 2010 Before stock split	Oct. 02, 2002 Before stock split	Oct. 30, 2011 After stock split	Oct. 30, 2011 Minimum, greater than	Oct. 30, 2011 Maximum	Oct. 30, 2011 Buildings Y	Oct. 30, 2011 Machinery and equipment Y	Oct. 30, 2011 Software Y
Property, plant and equipment
Estimated useful life, minimum (in years)														20	5
Estimated usefull life, maximum (in years)														40	10	5
Equity Method Investments
Ownership percentage												20.00%	50.00%
Income Taxes
Percentage of likelihood of realization of recognized tax benefit												50.00%
Shares Repurchases
Number of shares repurchased (in shares)											5,500,000
Number of shares authorized to be repurchased (in shares)									5,000,000	10,000,000
Stock repurchased (in shares)							1,100,000	1,200,000
Stock repurchased under new authorization (in shares)							600,000
Average price of shares repurchased (in dollars per share)							$ 39.78	$ 33.1			$ 27.82
Average price of shares repurchased under new authorization,(in dollars per share)							$ 42.86
Authorized stock split ratio					2	1
Impairment of Long-lived Assets
Pretax impairment charges	$ 6.6
Advertising Expenses
Advertising costs		115.3	112.3	93.6
Research and Development Expenses
Research and development expense		29.4	27.6	25.4
Supplemental Statement of Operations Information
Number of non-recurring charges recorded by the Company			2
Write-down of fixed assets and employee related costs, charged to net earnings	6.3
Write-down of fixed assets and employee related costs, charged to net earnings, per diluted share (in dollars per share)	$ 0.02
Income tax expense due to change in enacted health care laws	7.1
Income tax expense due to change in enacted health care laws per diluted share (in dollars per share)	$ 0.03
Supplemental Cash Flow Information
Negative reserve adjustment related to supplier contracts				$ 7.9